Fair value of financial instruments (Details 1) (Fair Value, Inputs, Level 3 [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value Of Financial Instruments [Line Items]
Liability recorded upon acquisition	$ (58,893)		$ (50,927)
Operational gain (loss) recognized in earnings	(60,503)	(28,135)	18,993
Payment For Reimbursements	12,000
Payment deferred consideration (Hycet)	1,354	841
Payment interest on acquisition liability note	1,389	335
Net carrying value	(104,653)	(58,893)
Deerfield Royalty agreement [Member]
Fair Value Of Financial Instruments [Line Items]
Liability recorded upon acquisition	(2,600)
Interest expense recognized in earnings	(2,386)	(1,990)
Payment of Royalty	140
Net carrying value	(6,837)	(2,600)
Broadfin Royalty agreement [Member]
Fair Value Of Financial Instruments [Line Items]
Liability recorded upon acquisition	(2,187)
Interest expense recognized in earnings	(1,139)	0
Payment of Royalty	67
Net carrying value	$ (3,259)	$ (2,187)